Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
13.
Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial
instruments
that
potentially
subject
the
Company
to
concentrations
of
credit
risk
consist
primarily
of
cash
and
cash
equivalents,
time
deposits
and
accounts
receivable,
trade
arising
from
operating
leases.
The
ability
and
willingness
of
each
of
the
Company’s
counterparties
to
perform
their
obligations
under
a
contract
depend
upon
a
number
of
factors
that
are
beyond
the
Company’s
control
and may
include, among other
things, general
economic conditions, the
state of
the capital
markets, the
condition
of
the
shipping
industry
and
charter
hire
rates. The
Company’s
credit
risk
with
financial
institutions
is
limited
as
it
has
temporary
cash
investments,
consisting
mostly
of
deposits,
placed
with
various qualified
financial institutions
and performs
periodic evaluations
of the
relative credit
standing of
those
financial
institutions.
The
Company
limits
its
credit
risk
with
accounts
receivable
by
performing
ongoing
credit
evaluations
of
its
customers’
financial
condition
and
by
receiving
payments
of
hire
in
advance.
The
Company,
generally,
does
not require
collateral
for
its
accounts receivable
and
does not
have any agreements to mitigate credit risk.
During the
six months
ended June
30, 2026
and 2025
charterers that
individually accounted
for
10 % or
more of the Company’s time charter revenues were as follows:
Charterer 2026 2025
Nippon Yusen Kaisha 10% 18%
Cargill 11% 12%
Swissmarine 16% *
Bunge 11% *
The Company is exposed to interest rate risk on its borrowings with variable interest rates. This exposure is
partly
mitigated
through
fixed-rate
indebtedness
including
the
Company’s
bond
(Note
7),
an
interest
rate swap with DNB (Note 7) and finance liabilities that bear fixed rates (Note
8).
Fair value of assets and liabilities
The
carrying
values
of
financial
assets
reflected
in
the
accompanying
consolidated
balance
sheet
approximate their fair values due to the short-term nature and high liquidity of these financial instruments.
Cash
and
cash
equivalents
and
restricted
cash are
classified
as
Level 1 instruments as
they
represent
liquid assets
with short-term
maturity.
The fair
value of
long-term bank
loans with
variable interest
rates
approximates
the
recorded
values,
as
their
interest
rates
adjust
to
market-observable
rates.
These
instruments are classified
within Level 2
of the fair
value hierarchy.
As of June
30, 2026, the
Company’s
lease liabilities had a carrying value of $ 109,073
(Note 8) and a fair value of $
106,159
.
Fair value measurements disclosed
As
of
June
30,
2026, the
Bond
which bears
a fixed
interest rate
and
had
a
carrying value
of
$
175,000
(Note 7), had a fair value of $ 180,688
determined using Level 1 inputs of the fair value hierarchy.
Other Fair value measurements
December 31,
2025
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 118,194 $ 118,194 $ - $ -
Investments in a related party 338 158 - 180
Total
recurring fair value measurements
$ 118,532 $ 118,352 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,330 $ 1,330 $ -
Interest rate swap, liability 361 - 361
Total
recurring fair value measurements
$ 1,691 $ 1,330 $ 361
June 30, 2026
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities 155,235 155,235 - -
Investments in related party $ 237 $ 57 $ - $ 180
Total
recurring fair value measurements
$ 155,472 $ 155,292 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 2,352 $ 2,352 $ -
Interest rate swap, liability 109 - 109
Total
recurring fair value measurements
$ 2,461 $ 2,352 $ 109